Liability related to sales of future royalties and sales milestones, net - Narrative (Details) $ in Millions	1 Months Ended
	Dec. 31, 2022 USD ($) payment	Nov. 30, 2021 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022
Class of Warrant or Right [Line Items]
Number of development payments | payment	2
Contract with customer, liability			$ 130.8
Blackstone | Affiliated Entity
Class of Warrant or Right [Line Items]
Contract with customer, liability gross		$ 50.0
Contract with customer, liability	$ 35.0
Remaining performance obligation, variable consideration amount	$ 30.0
Strategic Collaboration and Financing Agreement
Class of Warrant or Right [Line Items]
Interest rate (in percent)			15.80%	15.80%